Convertible Debentures	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Convertible Debentures
9.	CONVERTIBLE DEBENTURES

On January 31, 2012, the Company repaid in cash the aggregate principal amount of the outstanding Debentures of CDN $228,456 and accrued and unpaid interest of CDN $5,445.

Debenture financing costs for the years ended December 31, 2013 and 2012 were as follows:

	2013	2012

Accretion of debt discount	$—	$(25,175)
Financing costs	—	(1,746)
Foreign exchange loss on debenture	—	(4,217)

	$—	$(31,138)